Summary of Significant Accounting Policies (Details) - Schedule of Total Revenues by Product and Service Type - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Semiconductor:
Total sales of electronic components products	$ 211,123,155	$ 286,539,736
Service commission fees	3,282,071	3,836,635
Total revenue	214,405,226	290,376,371
Integrated Circuits [Member]
Semiconductor:
Total sales of electronic components products	36,208,767	155,134,814
Power/Circuit Protection [Member]
Semiconductor:
Total sales of electronic components products	13,902,350	15,971,800
Discrete [Member]
Semiconductor:
Total sales of electronic components products	16,047,821	23,071,808
Passive Components [Member]
Semiconductor:
Total sales of electronic components products	99,326,417	25,110,572
Optoelectronics/Electromechanical [Member]
Semiconductor:
Total sales of electronic components products	8,535,997	12,056,185
Other Semiconductor Products [Member]
Semiconductor:
Total sales of electronic components products	15,366,941	29,103,445
Equipment [Member]
Semiconductor:
Total sales of electronic components products	10,102,545	8,745,020
Tools and Others [Member]
Semiconductor:
Total sales of electronic components products	$ 11,632,317	$ 17,346,092